Financial Instruments and Risk Management - Schedule of Financial Commodity Risk Management Contracts (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Q1 2025 [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	8,600
Put Strike Price ($/bbl)	$ 58.23
Call Strike Price ($/bbl)	$ 84.46
Q1 2025 [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	800
Swap Price ($/bbl)	$ 68.7
Q1 2025 [Member] | Greenfire [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)
Put Strike Price ($/bbl)
Call Strike Price ($/bbl)
Q1 2025 [Member] | Greenfire [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	9,400
Swap Price ($/bbl)	$ 101.19
Q2 2025 [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	8,600
Put Strike Price ($/bbl)	$ 59.5
Call Strike Price ($/bbl)	$ 86.34
Q2 2025 [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	800
Swap Price ($/bbl)	$ 68.7
Q2 2025 [Member] | Greenfire [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)
Put Strike Price ($/bbl)
Call Strike Price ($/bbl)
Q2 2025 [Member] | Greenfire [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	9,400
Swap Price ($/bbl)	$ 100.87
Q3 2025 [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	8,600
Put Strike Price ($/bbl)	$ 56.16
Call Strike Price ($/bbl)	$ 80.72
Q3 2025 [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	800
Swap Price ($/bbl)	$ 68.7
Q3 2025 [Member] | Greenfire [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)
Put Strike Price ($/bbl)
Call Strike Price ($/bbl)
Q3 2025 [Member] | Greenfire [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	9,400
Swap Price ($/bbl)	$ 101.03
Q4 2025 [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	8,600
Put Strike Price ($/bbl)	$ 55.13
Call Strike Price ($/bbl)	$ 78.51
Q4 2025 [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	800
Swap Price ($/bbl)	$ 68.7
Q4 2025 [Member] | Greenfire [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)
Put Strike Price ($/bbl)
Call Strike Price ($/bbl)
Q4 2025 [Member] | Greenfire [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	9,400
Swap Price ($/bbl)	$ 100.88
Q1 2026 [Member] | Greenfire [Member] | WTI-Costless Collar [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	3,577
Put Strike Price ($/bbl)	$ 82
Call Strike Price ($/bbl)	$ 98.51
Q1 2026 [Member] | Greenfire [Member] | WTI Fixed Price Swaps [Member]
Schedule of Financial Commodity Risk Management Contracts [Line Items]
Volume (bbls/d)	2,549
Swap Price ($/bbl)	$ 96.95